Form N-1A Cover	Sep. 27, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Morgan Stanley ETF Trust
Entity Central Index Key	0001676326
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 27, 2024
Prospectus Date	Jan. 28, 2024
Supplement to Prospectus [Text Block]

Prospectus Supplement

September 27, 2024

Morgan Stanley ETF Trust

Supplement dated September 27, 2024 to the Morgan Stanley ETF Trust Prospectus dated January 28, 2024

Eaton Vance Intermediate Municipal Income ETF (the "Fund")

Effective October 1, 2024, the maximum expense ratio of the Fund will be decreased. Accordingly, the Prospectus is hereby amended as follows: